Label	Element	Value
Direxion Daily Homebuilders & Supplies Bull 3X Shares | D.R. Horton, Inc.. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.50%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Lennar Corp. Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.20%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | NVR, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | PulteGroup, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.40%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | The Sherwin Williams Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | The Home Depot, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Lowes Companies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Toll Brothers, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | TopBuild Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Lennox International, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.90%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Household Durables [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	66.90%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Building Products [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.40%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Specialty Retail [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.70%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Chemicals [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Construction Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	241.10%
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	58.90%